UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Address of principal executive offices)           (Zip code)

John J. Pileggi, President, 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY 10036-6797

Registrant's telephone number, including area code: (646) 747-3490

Date of fiscal year end: 10/31

Date of reporting period: 07/31/16

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of July 31, 2016 are filed herewith.

American Independence Funds Trust	Schedule of Investments
American Independence Navellier Large Cap Growth Fund (formerly Large Cap Growth Fund)	July 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 95.3%
Consumer Discretionary — 14.9%
Amazon.com, Inc. (a)	300	227,643
Home Depot, Inc.	1,770	244,685
O'Reilly Automotive, Inc. (a)	615	178,737
Ross Stores, Inc.	3,265	201,875
Starbucks Corp.	4,630	268,772
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,440	376,142
		1,497,854

Consumer Staples — 16.3%
Clorox Co. (The)	2,078	272,363
Dr. Pepper Snapple Group, Inc.	2,830	278,783
Hormel Foods Corp.	6,710	250,619
Ingredion Incorporated	1,500	199,860
Pinnacle Foods, Inc.	4,355	218,665
Reynolds American, Inc.	3,880	194,233
Tyson Foods, Inc.	3,080	226,688
		1,641,211

Financials — 9.8%
Digital Realty Trust, Inc.	3,000	313,380
Equifax, Inc.	1,740	230,480
Progressive Corp. (The)	5,799	188,525
Public Storage	1,055	252,061
		984,446

Industrials — 7.5%
Dycom Industries, Inc. (a)	2,240	210,672
Lockheed Martin Corp.	1,265	319,704
Raytheon Co.	1,585	221,155
		751,531

Information Technology — 32.4%
Semiconductors — 7.6%
Broadcom Ltd. (b)	2,640	427,627
NVIDIA Corp.	5,987	341,858
		769,485

Software and Services — 24.8%
Accenture PLC, Class A (b)	1,858	209,601
Activision Blizzard, Inc.	5,430	218,069
Adobe Systems, Inc. (a)	1,975	193,273
Alphabet, Inc., Class A (a)	235	185,965
Electronic Arts, Inc. (a)	4,010	306,043
Facebook, Inc., Class A (a)	3,065	379,876
Fiserv, Inc. (a)	2,099	231,646
Global Payments, Inc.	2,630	196,356
Sabre Corp.	10,145	295,727
Vantiv, Inc., Class A (a)	5,000	273,850
		2,490,406
Total Information Technology		3,259,891

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Navellier Large Cap Growth Fund (formerly Large Cap Growth Fund)	July 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 95.3% (continued)
Materials — 4.9%
Avery Dennison Corp.	3,700	288,193
Vulcan Materials Co.	1,680	208,286
		496,479

Telecommunication Services — 1.5%
AT&T Inc.	3,500	151,515

Utilities — 8.0%
American Water Works Co., Inc.	2,845	234,940
Consolidated Edison, Inc.	3,500	280,280
SCANA Corp.	3,800	284,772
		799,992
Total Common Stocks (Cost $8,247,762)		9,582,919

Short-Term Investment — 2.9%
Money Market Fund — 2.9%
Federated Government Obligations Fund, Institutional Shares, 0.22% (c)	291,991	291,991
Total Short-Term Investment (Cost $291,991)		291,991

Total Investments (Cost $8,539,753(d)) — 98.2%		$9,874,910
Other assets in excess of liabilities — 1.8%		179,002

NET ASSETS — 100.0%		$10,053,912

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Rate listed is the 7-day effective yield at 7/31/16.
(d)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
PLC — Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$9,582,919	$-	$-	$9,582,919
Short-Term Investment	291,991	-	-	291,991
Total Investments	$9,874,910	$-	$-	$9,874,910

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Hillcrest Small Cap Value Fund	July 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.5%
Consumer Discretionary — 11.7%
Brinker International, Inc.	1,370	64,582
Caleres, Inc.	2,180	57,378
Cracker Barrel Old Country Store, Inc.	370	58,242
Express, Inc. (a)	2,970	44,431
Group 1 Automotive, Inc.	710	44,247
Helen of Troy Ltd. (a) (b)	780	77,696
Thor Industries, Inc.	1,190	91,082
		437,658

Consumer Staples — 1.3%
Andersons, Inc. (The)	1,290	47,704

Energy — 5.5%
Callon Petroleum Co. (a)	10,250	116,748
Carrizo Oil & Gas, Inc. (a)	2,680	87,904
		204,652

Financials — 39.5%
Banks — 19.0%
Customers Bancorp, Inc. (a)	3,530	90,862
First Busey Corporation	2,540	57,226
First Interstate BancSystem Inc., Class A	3,150	91,476
Great Western Bancorp, Inc.	2,330	77,286
MainSource Financial Group, Inc.	1,820	40,531
Opus Bank	1,930	62,301
Pacific Continental Corp.	2,880	41,702
Simmons First National Corp., Class A	1,760	80,872
South State Corp.	1,180	86,034
Sterling Bancorp/DE	4,710	79,552
		707,842

Diversified — 3.0%
Encore Capital Group, Inc. (a)	1,840	44,914
Hilltop Holdings, Inc. (a)	3,040	66,211
		111,125

Insurance — 3.1%
American Equity Investment Life Holding Co.	2,690	42,852
Argo Group International Holdings, Ltd. (b)	1,410	73,165
		116,017

REIT — 14.4%
DuPont Fabros Technology, Inc.	2,200	105,226
GEO Group, Inc. (The)	1,800	62,298
Medical Properties Trust, Inc.	4,820	75,674
Ramco-Gershenson Properties Trust	4,250	84,320
RLJ Lodging Trust	2,870	68,134
Ryman Hospitality Properties, Inc.	1,270	71,425
Select Income REIT	2,510	69,678
		536,755
Total Financials		1,471,739

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Hillcrest Small Cap Value Fund	July 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Health Care — 7.0%
Aceto Corp.	3,550	91,270
AMN Healthcare Services Inc. (a)	2,330	98,559
Analogic Corp.	860	72,257
		262,086

Industrials — 11.8%
ABM Industries, Inc.	2,900	107,909
Apogee Enterprises, Inc.	1,670	78,072
Curtiss-Wright Corp.	1,240	110,348
Knoll, Inc.	3,210	81,052
TrueBlue, Inc. (a)	2,750	61,408
		438,789

Information Technology — 11.0%
Cirrus Logic, Inc. (a)	2,130	103,497
II-VI, Inc. (a)	3,970	79,797
Sanmina Corporation (a)	2,780	70,445
Synaptics, Inc. (a)	1,000	51,950
SYNNEX Corp.	1,060	106,562
		412,251

Materials — 4.2%
Cabot Corp.	1,230	59,888
Innospec, Inc.	1,110	55,800
P.H. Glatfelter Co.	1,950	40,287
		155,975

Utilities — 7.5%
Avista Corp.	1,990	86,565
Black Hills Corp.	1,750	110,338
NRG Yield Inc.	4,710	84,497
		281,400
Total Common Stocks (Cost $3,539,961)		3,712,254

Short-Term Investment — 1.1%
Money Market Fund — 1.1%
Federated Government Obligations Fund, Institutional Shares, 0.22% (c)	39,519	39,519
Total Short-Term Investments (Cost $39,519)		39,519

Total Investment (Cost $3,579,480(d)) — 100.6%		$3,751,773
Liabilities in excess of other assets — (0.6)%		(23,033)

NET ASSETS — 100.0%		$3,728,740

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Rate listed is the 7-day effective yield at 7/31/16.
(d)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Hillcrest Small Cap Value Fund	July 31, 2016 (Unaudited)

Summary of Abbreviations
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,712,254	$-	$-	$3,712,254
Short-Term Investment	39,519	-	-	39,519
Total Investments	$3,751,773	$-	$-	$3,751,773

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Navallier Defensive Alpha Fund (formerly Rx Dynamic Stock Fund)	July 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 95.0%
Consumer Discretionary — 5.3%
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,954	771,614

Consumer Staples — 4.8%
Kellogg Co.	8,450	698,900

Financials — 19.8%
Digital Realty Trust Inc	7,193	751,381
Iron Mountain, Inc.	17,650	727,356
MarketAxess Holdings, Inc.	5,031	813,311
Public Storage	2,593	619,520
		2,911,568

Health Care — 29.6%
Health Care Equipment & Supplies — 24.7%
Cantel Medical Corp.	9,227	617,748
Edwards Lifesciences Corp. (a)	7,378	844,929
IDEXX Laboratories, Inc. (a)	7,400	694,046
NuVasive, Inc. (a)	11,550	718,410
West Pharmaceutical Services, Inc.	9,455	759,047
		3,634,180

Health Care Technology — 4.9%
Veeva Systems, Inc., Class A (a)	18,825	715,162

Total Health Care		4,349,342

Industrials — 5.1%
Acuity Brands, Inc.	2,869	752,912

Software & Services — 20.4%
Citrix Systems, Inc. (a)	8,325	742,007
Electronic Arts, Inc. (a)	9,774	745,952
Facebook, Inc., Class A (a)	5,804	719,348
Vantiv, Inc., Class A (a)	14,571	798,053
		3,005,360

Materials — 5.1%
Vulcan Materials Co.	6,040	748,839

Utilities — 4.9%
NiSource, Inc.	28,167	722,765

Total Common Stocks (Cost $12,437,858)		13,961,300

Short-Term Investment — 4.9%
Money Market Fund — 4.9%
Federated Government Obligations Fund, Institutional Shares, 0.22% (b)	717,021	717,021

Total Short-Term Investments (Cost $717,021)		717,021

Total Investments (Cost $13,154,879(c)) — 99.9%		$14,678,321
Other assets in excess of liabilities — 0.1%		19,663

NET ASSETS — 100.0%		$14,697,984

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 7/31/16.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Investments

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$13,961,300	$-	$-	$13,961,300
Short-Term Investment	717,021	-	-	717,021
Total Investments	$14,678,321	$-	$-	$14,678,321

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence JAForlines Global Tactical Allocation Fund (formerly AI JAForlines Risk-Managed Allocation Fund)	July 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 98.8%
International Equity Exchange Traded Products — 28.6%
iShares Edge MSCI EAFE Minimum Volatility ETF	254,114	17,231,470
iShares Edge MSCI Emerging Markets Minimum Volatility ETF	54,254	2,880,345
iShares MSCI Australia ETF	187,204	3,910,692
iShares MSCI Europe Financials ETF	180,343	2,937,787
		26,960,294

International Fixed Income Exchange Traded Products — 14.1%
iShares International High Yield Bond ETF	98,093	4,647,646
iShares J.P. Morgan USD Emerging Markets Bond ETF	74,676	8,676,605
		13,324,251

U.S. Alternative Exchange Traded Products — 5.3%
REX Gold Hedged S&P 500 ETF (a)	4,344	126,802
SPDR Gold Trust (a)	38,101	4,914,267
		5,041,069

U.S. Equity Exchange Traded Product — 13.2%
iShares Edge MSCI USA Minimum Volatility ETF	266,589	12,500,358

U.S. Fixed Income Exchange Traded Products — 37.6%
iShares Barclays 20+ Year Treasury Bond ETF	66,386	9,397,602
iShares Core High Dividend ETF	55,418	4,585,839
iShares iBoxx Investment Grade Corporate Bond ETF	60,803	7,538,964
iShares U.S. Preferred Stock ETF	346,476	13,952,589
		35,474,994

Total Exchange Traded Products (Cost $86,934,314)		93,300,966

Short-Term Investment — 1.4%
Money Market Fund — 1.4%
Federated Government Obligations Fund, Institutional Shares, 0.22% (b)	1,262,844	1,262,844
Total Short-Term Investment (Cost $1,262,844)		1,262,844

Total Investments (Cost $88,197,158(c)) — 100.2%		$94,563,810
Liabilities in excess of other assets — (0.2)%		(153,197)

NET ASSETS — 100.0%		$94,410,613

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 7/31/16.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence JAForlines Global Tactical Allocation Fund (formerly AI JAForlines Risk-Managed Allocation Fund)	July 31, 2016 (Unaudited)

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$93,300,966	$—	$—	$93,300,966
Short-Term Investment	1,262,844	—	—	1,262,844
Total Investments	$94,563,810	$—	$—	$94,563,810

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Navellier International Fund	July 31, 2016 (Unaudited)
(formerly International Alpha Strategies Fund)

Security Description	Shares	Value ($)
Common Stocks — 99.6%
Australia — 2.6%
Amcor Ltd./Australia - ADR	7,000	319,900
BHP Billiton, Ltd.	14,100	209,190
Commonwealth Bank of Australia	9,391	552,097
Treasury Wine Estates Ltd. - ADR	31,500	231,210
		1,312,397

Belgium — 3.0%
Anheuser-Busch InBev NV	5,400	696,209
KBC Groep NV (a)	15,300	795,282
		1,491,491

Bermuda — 0.7%
James River Group Holdings Ltd.	10,300	346,698

Brazil — 2.2%
Banco Bradesco SA - ADR	34,430	299,541
Telefonica Brasil SA - ADR	19,300	292,202
Ultrapar Participacoes SA	23,300	533,700
		1,125,443

Canada — 2.4%
BCE, Inc.	5,800	277,762
CGI Group, Inc., Class A (a)	9,100	441,714
Toronto-Dominion Bank (The)	11,100	483,627
		1,203,103

Cayman Islands — 3.7%
Fabrinet (a)	11,200	422,912
Herbalife Ltd. (a)	4,250	289,043
New Oriental Education & Technology Group, Inc. - ADR	16,900	744,614
TAL Education Group - ADR (a)	6,900	415,449
		1,872,018

China — 0.7%
Tencent Holdings Ltd. - ADR	15,300	370,260

Colombia — 0.4%
Bancolombia SA - ADR	6,400	218,624

Denmark — 2.4%
Novo Nordisk A/S - ADR	13,300	757,701
Novo Nordisk A/S, Class B	8,200	467,356

		1,225,057

France — 8.2%
BNP Paribas SA	16,500	818,358
Dassault Systemes SA	8,000	660,807
Sanofi	13,500	1,149,530
Total SA	18,900	903,683
Veolia Environnement	27,000	599,598
		4,131,976

Germany — 10.2%
adidas AG - ADR	4,000	327,780
Bayer AG	5,800	624,037
Continental AG	3,250	681,399

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Navellier International Fund	July 31, 2016 (Unaudited)
(formerly International Alpha Strategies Fund)

Security Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Germany — 10.2% (continued)
Infineon Technologies AG	31,500	521,301
Merck KGaA	6,500	717,813
SAP AG	14,200	1,245,021
Siemens AG	9,200	999,110
		5,116,461

Hong Kong — 1.0%
AIA Group Ltd. - ADR	12,600	312,984
China Mobile, Ltd.	17,000	209,543
		522,527

Ireland — 2.3%
Accenture PLC, Class A	4,420	498,620
Medtronic PLC	7,400	648,462
		1,147,082

Israel — 0.5%
Check Point Software Technologies Ltd. (a)	3,200	246,016

Italy — 1.1%
Luxottica Group SpA	11,500	558,219

Japan — 19.8%
Daiichi Sankyo Co., Ltd. - ADR	9,800	232,750
Fuji Heavy Industries Ltd.	19,000	744,353
Honda Motor Co., Ltd.	18,600	515,704
KDDI Corp.	13,200	405,074
Kubota Corp.	40,000	592,282
Makita Corp.	9,800	693,272
Mizuho Financial Group, Inc.	312,500	509,526
Nidec Corp.	15,100	1,390,140
Nippon Telegraph & Telephone Corp. - ADR	9,000	426,870
NTT DOCOMO, Inc.	62,400	1,674,087
Shin-Etsu Chemical Co., Ltd.	11,600	799,555
SoftBank Corp.	8,100	450,742
Sony Corp.	14,700	470,755
Sumitomo Mitsui Financial Group, Inc.	10,000	322,779
Sysmex Corp.	10,000	700,590
		9,928,479

Jersey — 1.3%
Randgold Resources, Ltd.	5,300	624,502

Mexico — 0.5%
Controladora Vuela Cia de Aviacion SAB de CV (a)	13,600	246,160

Netherlands — 4.3%
ASML Holding NV	7,000	774,438
ING Groep NV	81,700	913,564
Nielsen Holdings NV	8,800	473,968
		2,161,970

Norway — 0.4%
Marine Harvest ASA - ADR (a)	12,600	214,704

Singapore — 1.0%
Broadcom Ltd.	3,040	492,419

 See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Navellier International Fund	July 31, 2016 (Unaudited)
(formerly International Alpha Strategies Fund)

Security Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
South Africa — 0.9%
Naspers Ltd., Class N	2,800	440,264

Spain — 1.8%
Banco Santander SA	68,483	290,534
Grifols SA	15,300	335,495
Iberdrola SA	38,148	262,126
		888,155

Sweden — 2.5%
Swedbank AB	44,600	939,729
Telefonaktiebolaget LM Ericsson, Class B	39,500	295,322
		1,235,051

Switzerland — 9.8%
ABB, Ltd.	22,250	474,237
Chubb Ltd.	4,675	585,590
Lonza Group AG	8,800	1,663,487
Nestle SA	9,800	787,853
Novartis AG	16,700	1,387,491
		4,898,658

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	11,800	327,804

United Kingdom — 14.3%
ARM Holdings PLC	40,400	896,824
AstraZeneca PLC	10,000	670,207
Aviva PLC	98,200	509,905
BT Group PLC	78,900	432,997
Bunzl PLC	20,000	627,987
Diageo PLC	11,000	315,600
InterContinental Hotels Group PLC	19,185	769,744
RELX PLC	65,500	1,247,909
Rio Tinto PLC	16,300	532,693
Unilever PLC - ADR	9,500	444,695
Vodafone Group PLC	229,618	699,798
		7,148,359

United States — 0.9%
Mettler-Toledo International, Inc. (a)	1,100	452,331

Total Common Stocks (Cost $45,721,198)		49,946,228

Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Federated Treasury Obligations Fund, Institutional Shares, 0.20% (b)	75,899	75,899
Total Short-Term Investment (Cost $75,899)		75,899

 See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Navellier International Fund	July 31, 2016 (Unaudited)
(formerly International Alpha Strategies Fund)

Total Investments (Cost $45,797,097(c)) — 99.7%	$50,022,127
Other assets in excess of liabilities — 0.3%	147,397

NET ASSETS — 100.0%	$50,169,524

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 7/31/16.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$49,946,228	$-	$-	$49,946,228
Short-Term Investment	75,899	-	-	75,899
Total Investments	$50,022,127	$-	$-	$50,022,127

  See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 93.1%*
Municipal Bonds — 93.1%

Education — 24.8%
Bourbon County Unified School District No. 234-Fort Scott, GO UT, 5.00%, 9/01/25, Callable 9/01/24	355,000	439,444
Butler County Unified School District No. 490 El Dorado, GO UT, AGM, 4.05%, 9/01/27, Callable 9/01/17	630,000	648,806
Butler County Unified School District No. 490 El Dorado, GO UT, BAM, 4.00%, 9/01/36, Callable 9/01/26 (a)	500,000	557,475
City of Ottawa, Education, RB, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,685,930
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	250,000
Dodge City Community College, Higher Education, RB, 5.13%, 4/01/30, Callable 4/01/20	250,000	276,043
Douglas County Unified School District No. 348 Baldwin City, GO UT, 5.00%, 9/01/30, Pre-Refunded 9/01/19	1,405,000	1,589,083
Douglas County Unified School District No. 491 Eudora, GO UT, AGM, 5.00%, 9/01/29, Callable 9/01/18	450,000	491,432
Douglas County Unified School District No. 497 Lawrence, GO UT, 4.00%, 9/01/33, Callable 9/01/24	500,000	563,505
Ford County Unified School District No 443 Dodge City, 4.00%, 3/01/34, Callable 3/01/27	1,000,000	1,122,820
Franklin County Unified School District No. 290 Ottawa, GO UT,
5.00%, 9/01/31, Callable 9/01/25	1,715,000	2,124,079
5.00%, 9/01/32, Callable 9/01/25	150,000	185,082
5.00%, 9/01/33, Callable 9/01/25	1,000,000	1,225,560
Harvey County Unified School District No. 373 Newton, GO UT, NATL-RE, 5.00%, 9/01/22, Pre-Refunded 9/01/18	1,700,000	1,854,207
Johnson & Miami Counties Unified School District No. 230 Spring Hills, GO UT, 5.25%, 9/01/29, Pre- Refunded 9/01/21	1,500,000	1,807,410
Johnson County Unified School District No. 231 Gardner - Edgerton, GO UT,
2.00%, 10/01/18	185,000	190,028
4.00%, 10/01/18	200,000	213,104
Johnson County Unified School District No. 231 Gardner - Edgerton, GO UT, AMBAC,
5.00%, 10/01/25, Callable 10/01/16	320,000	322,608
5.00%, 10/01/25, Pre-Refunded 10/01/16	750,000	755,475
Johnson County Unified School District No. 512 Shawnee Mission, GO UT, 5.00%, 10/01/32, Callable 10/01/25	1,000,000	1,259,500
Kansas Development Finance Authority, 4.50%, 4/01/22, Callable 4/01/20	225,000	252,374
Kansas Development Finance Authority, Development, RB,
4.00%, 10/01/20	250,000	275,010
5.00%, 2/01/22, Callable 2/01/20	555,000	632,694
4.00%, 11/01/27, Callable 11/01/19	765,000	833,712
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,324,493
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,327,326
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,771,375
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,101,150
Kansas Development Finance Authority, Higher Education, RB,
3.00%, 3/01/24	1,105,000	1,210,019
4.00%, 4/01/24, Callable 4/01/20	230,000	251,611
5.00%, 4/01/29, Callable 4/01/20	650,000	733,213
Kansas Development Finance Authority, Higher Education, RB, AMBAC, 5.00%, 10/01/21, Callable 8/29/16 @101	205,000	206,658
Leavenworth County Unified School District No. 453, GO UT, AGC,
5.25%, 9/01/23, Callable 9/01/19	60,000	67,924
5.25%, 9/01/23, Pre-Refunded 9/01/19	440,000	498,111
Leavenworth County Unified School District No. 453, GO UT, AGM, 4.75%, 3/01/25, Callable 9/01/19	535,000	602,843
Leavenworth County Unified School District No. 458, GO UT,
5.25%, 9/01/28, Pre-Refunded 9/01/19	1,250,000	1,417,137
5.00%, 9/01/29, Pre-Refunded 9/01/19	395,000	444,821
5.00%, 9/01/30, Pre-Refunded 9/01/19	215,000	242,118
Miami County Unified School District No. 416 Louisburg, GO UT, NATL-RE, 5.00%, 9/01/20, Pre- Refunded 9/01/16	1,235,000	1,239,347
Neosho County Community College, Higher Education, COP, 2.00%, 4/15/17	95,000	95,614
Reno County Unified School District No. 308 Hutchinson, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,000,934
5.00%, 9/01/25, Pre-Refunded 9/01/17	200,000	208,598
Rice County Unified School District No. 376 Sterling, GO UT, AGC,

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 93.1% (continued)
Municipal Bonds — 93.1% (continued)

Education — 24.8% (continued)
5.25%, 9/01/35, Pre-Refunded 9/01/19	165,000	187,386
5.25%, 9/01/35, Pre-Refunded 9/01/19	335,000	380,449
Riley County Unified School District No. 383 Manhattan-Ogden, GO UT,
5.00%, 9/01/23, Pre-Refunded 9/01/19	1,000,000	1,121,250
5.00%, 9/01/27, Pre-Refunded 9/01/18	1,350,000	1,460,754
Sedgwick County Public Building Commission, RB,
5.00%, 8/01/23, Pre-Refunded 8/01/18	390,000	421,777
5.00%, 8/01/24, Pre-Refunded 8/01/18	100,000	108,148
5.25%, 8/01/26, Pre-Refunded 8/01/18	180,000	195,556
5.25%, 8/01/28, Pre-Refunded 8/01/18	800,000	869,136
Sedgwick County Unified School District No. 259 Wichita, 3.00%, 10/01/21	500,000	549,645
Sedgwick County Unified School District No. 259 Wichita, GO UT,
5.00%, 10/01/21, Callable 10/01/18	55,000	60,517
5.00%, 10/01/21, Pre-Refunded 10/01/18	30,000	32,796
5.00%, 10/01/21, Pre-Refunded 10/01/18	915,000	1,000,269
Sedgwick County Unified School District No. 260 Derby, GO UT, 5.00%, 10/01/29, Pre-Refunded 10/01/22	340,000	418,547
Sedgwick County Unified School District No. 261 Haysville, GO UT, AGM,
5.00%, 11/01/19, Callable 11/01/17	20,000	21,172
5.00%, 11/01/19, Pre-Refunded 11/01/17	980,000	1,031,107
5.00%, 11/01/23, Callable 11/01/17	5,000	5,296
5.00%, 11/01/23, Pre-Refunded 11/01/17	195,000	205,169
Sedgwick County Unified School District No. 262 Valley Center,
4.00%, 9/01/30, Callable 9/01/24	500,000	556,475
5.00%, 9/01/33, Callable 9/01/24	750,000	897,877
Sedgwick County Unified School District No. 262 Valley Center, GO UT, AGC,
5.00%, 9/01/24, Callable 9/01/18	20,000	21,754
5.00%, 9/01/24, Pre-Refunded 9/01/18	725,000	790,765
Sedgwick County Unified School District No. 265 Goddard, GO UT, AGC, 4.50%, 10/01/24, Pre-Refunded 10/01/18	250,000	270,903
Sedgwick County Unified School District No. 266 Maize, GO UT, 5.00%, 9/01/21	500,000	599,875
Sedgwick County Unified School District No. 266 Maize, GO UT, NATL-RE, 5.00%, 9/01/19, Pre- Refunded 9/01/17	500,000	524,040
Shawne County Unified School District No. 437 Auburn - Washburn, GO UT, 3.95%, 9/01/28, Callable 9/01/20	825,000	920,254
Sumner County Unified School District No. 353 Wellington, GO UT, BAM, 5.00%, 9/01/26, Callable 9/01/23	230,000	278,263
Washburn University/Topeka KS, 3.00%, 7/01/24	170,000	187,619
Washburn University/Topeka, Higher Education, RB, 5.00%, 7/01/35, Callable 7/01/25	500,000	596,205
		50,011,677

General Obligation — 19.0%
Ashland Public Building Commission, 5.00%, 9/01/35, Callable 9/01/23	720,000	788,681
Ashland Public Building Commission, RB,
4.00%, 9/01/19	100,000	106,464
4.00%, 9/01/20	110,000	118,572
Barton County Community College,
4.00%, 12/01/32, Callable 12/01/25	555,000	628,804
4.00%, 12/01/34, Callable 12/01/25	250,000	280,358
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	150,000	169,718
4.60%, 9/01/30, Callable 9/01/20	500,000	565,705
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	905,107
City of Dodge City, RB, 4.00%, 6/01/24	230,000	269,903
City of Ellis, GO UT, 2.00%, 10/01/17	245,000	248,305
City of Haysville KS, 4.13%, 11/01/32, Callable 11/01/25	460,000	498,396
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,116,430
City of Leavenworth, GO UT, 1.10%, 9/01/18, Callable 9/01/17	505,000	507,328
City of Leawood, GO UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	587,227

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 93.1% (continued)
Municipal Bonds — 93.1% (continued)

General Obligation — 19.0% (continued)
City of Lindsborg, GO UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	632,724
City of Manhattan, GO UT,
3.00%, 11/01/17	120,000	123,716
4.50%, 11/01/17	400,000	419,820
5.00%, 11/01/25	570,000	739,889
4.10%, 11/01/26, Pre-Refunded 11/01/18	415,000	447,233
City of Olathe, GO UT,
2.00%, 8/01/16	1,000,000	1,000,000
5.00%, 10/01/24, Callable 10/01/23	535,000	667,225
4.00%, 10/01/25, Callable 10/01/24	1,000,000	1,188,810
City of Park City, GO UT,
5.38%, 12/01/25, Callable 12/01/19	5,000	5,756
5.38%, 12/01/25, Pre-Refunded 12/01/19	495,000	569,923
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 8/29/16	1,090,000	1,087,242
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 9/13/16	500,000	500,775
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	498,007
City of Topeka, GO UT, 4.50%, 8/15/30, Callable 8/15/19	450,000	495,257
City of Wichita, GO UT,
4.00%, 6/01/23, Callable 6/01/17 @101	405,000	420,532
4.00%, 6/01/24, Callable 6/01/17 @101	180,000	186,624
4.00%, 6/01/25, Callable 6/01/17 @101	820,000	849,823
5.00%, 12/01/25	500,000	654,835
4.00%, 6/01/26, Callable 6/01/20 @101	475,000	529,093
4.00%, 6/01/27, Callable 6/01/20 @101	780,000	867,890
4.00%, 12/01/29, Callable 12/01/20 @101	250,000	280,748
Cloud County Public Building Commission, GO, 4.10%, 10/15/32, Callable 10/15/22	225,000	225,110
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	288,857
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	350,938
County of Franklin, COP, 4.75%, 9/01/21, Callable 8/29/16	750,000	751,882
County of Johnson, GO UT,
4.75%, 9/01/27, Callable 9/01/18	500,000	540,830
4.00%, 9/01/28, Callable 9/01/25	1,125,000	1,332,450
3.00%, 9/01/30, Callable 9/01/22	400,000	424,196
County of Scott, GO UT, 5.00%, 4/01/28, Pre-Refunded 4/01/20	500,000	576,200
Crawford County Public Building Commission, RB, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,595,251
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,795,676
Johnson County Public Building Commission, RB, 2.00%, 9/01/17	170,000	172,793
Kansas Development Finance Authority, GO, 4.75%, 9/01/34, Callable 9/01/19	360,000	400,003
Kansas Development Finance Authority, RB,
5.00%, 11/01/18	200,000	218,974
5.00%, 4/01/26, Callable 4/01/23	635,000	777,627
5.00%, 4/01/31, Callable 4/01/23	1,000,000	1,191,010
5.00%, 4/01/34, Callable 4/01/23	2,000,000	2,369,660
Kansas Development Finance Authority, RB, AMBAC, 5.25%, 10/01/17, Callable 8/29/16	135,000	135,468
Pratt County Public Building Commission, GO, 3.25%, 12/01/32, Callable 12/01/17	1,150,000	1,159,211
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	1,014,937
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,157,950
4.00%, 8/01/30, Callable 8/01/20	500,000	544,145
Wyandotte County-Kansas City Unified Government, RB,
5.00%, 12/01/21, Callable 8/29/16	25,000	25,033
5.00%, 12/01/23	570,000	693,371
4.88%, 10/01/28, Callable 10/01/16	470,000	470,174
		38,168,666

Health Care — 17.2%
Allen County Public Building Commission, RB,

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 93.1% (continued)
Municipal Bonds — 93.1% (continued)

Health Care — 17.2% (continued)
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,496,098
5.15%, 12/01/36, Callable 12/01/22	500,000	561,210
City of Hays, Nursing Homes, RB, 4.25%, 10/01/32, Pre-Refunded 10/01/16	1,000,000	1,006,170
City of Manhattan, Medical, RB, 5.00%, 11/15/29, Callable 11/15/22	680,000	778,682
City of Olathe, Medical, RB,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,382,920
5.25%, 9/01/25, Callable 9/01/19	580,000	656,224
5.00%, 9/01/29, Callable 9/01/17	810,000	847,147
4.00%, 9/01/30, Callable 9/01/21	450,000	474,732
5.00%, 9/01/30, Callable 9/01/19	750,000	831,285
City of Wichita, Medical, RB,
5.00%, 11/15/17	200,000	211,152
4.75%, 11/15/24, Pre-Refunded 11/15/19	810,000	913,469
5.25%, 11/15/24, Pre-Refunded 11/15/19	2,150,000	2,459,406
5.00%, 11/15/29, Pre-Refunded 11/15/21	3,070,000	3,688,114
Kansas Development Finance Authority, Medical, RB,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,497,613
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,162,970
5.00%, 11/15/22, Pre-Refunded 11/15/17	260,000	274,843
5.00%, 11/15/24, Pre-Refunded 11/15/17	1,110,000	1,173,370
5.25%, 1/01/25, Callable 1/01/20	200,000	228,000
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,664,715
5.25%, 1/01/25, Pre-Refunded 1/01/20	1,300,000	1,494,272
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,110,340
5.50%, 11/15/29, Callable 11/15/19	1,295,000	1,479,136
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,134,860
5.25%, 11/15/30, Callable 11/15/19	250,000	276,275
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,780,605
5.00%, 11/15/34, Callable 5/15/22	350,000	411,036
5.00%, 5/15/35, Callable 5/15/19	330,000	360,888
Kansas Development Finance Authority, Medical, RB, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	1,981,294
Lyon County Public Building Commission, RB, 4.00%, 12/01/21, Callable 12/01/18	500,000	530,730
Mitchell County Public Building Commission, Medical, RB, AGM, 4.50%, 3/01/28, Pre-Refunded 3/01/18	430,000	456,574
Pawnee County Public Building Commission, Medical, RB, 4.00%, 2/15/31, Callable 2/15/22	145,000	153,632
University of Kansas Hospital Authority, Medical, RB,
5.00%, 9/01/21, Callable 9/01/16	1,020,000	1,023,835
5.00%, 9/01/30, Callable 9/01/25	350,000	429,590
5.00%, 9/01/31, Callable 9/01/25	500,000	610,940
5.00%, 9/01/21, Pre-Refunded 9/01/16	55,000	55,194
		34,597,321

Housing — 2.0%
City of Beloit, RB, 5.00%, 4/01/32, Pre-Refunded 4/01/17	500,000	514,725
City of Phillipsburg, Facilities, RB, 4.50%, 10/01/28, Callable 10/01/20	545,000	611,643
County of Sedgwick KS / County of Shawnee, Single Family Housing, RB, GNMA, 6.70%, 6/01/29	20,000	20,336
La Cygne Public Building Commission, RB, 5.00%, 11/01/29, Callable 11/01/19	375,000	424,046
Topeka Public Building Commission, RB, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18 @102	2,355,000	2,573,685
		4,144,435

Other Revenue Bonds — 1.5%
Kansas Development Finance Authority, RB, 4.00%, 6/01/17	945,000	970,685
Kansas Development Finance Authority, RB, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	109,671
5.25%, 11/01/28, Callable 11/01/18	305,000	335,271
Kansas Development Finance Authority, RB, NATL-RE,
5.25%, 11/01/21, Pre-Refunded 11/01/17	250,000	263,970
5.25%, 11/01/26, Pre-Refunded 11/01/17	1,200,000	1,267,056
		2,946,653

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 93.1% (continued)
Municipal Bonds — 93.1% (continued)

Tax Obligation — 2.3%
City of Dodge City, RB, AGM, 5.25%, 6/01/31, Pre-Refunded 6/01/19	825,000	930,905
Johnson County Public Building Commission, RB,
4.00%, 9/01/20, Pre-Refunded 9/01/18	325,000	348,130
4.00%, 9/01/22, Callable 9/01/19	415,000	453,964
4.50%, 9/01/22, Pre-Refunded 9/01/18	100,000	108,149
4.00%, 9/01/24, Callable 9/01/20	500,000	557,025
4.75%, 9/01/24, Pre-Refunded 9/01/18	790,000	858,454
4.88%, 9/01/25, Pre-Refunded 9/01/18	200,000	217,846
4.50%, 9/01/27, Callable 9/01/21	955,000	1,103,159
		4,577,632

Transportation — 6.5%
Kansas Development Finance Authority, Transportation, RB,
5.00%, 10/01/16	1,585,000	1,596,713
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,390,078
4.63%, 10/01/26, Callable 10/01/18	300,000	324,939
Kansas Development Finance Authority, Transportation, RB, NATL-RE FGIC,
5.00%, 11/01/20, Pre-Refunded 11/01/16	950,000	960,165
5.00%, 11/01/21, Pre-Refunded 11/01/16	500,000	505,350
5.00%, 11/01/22, Pre-Refunded 11/01/16	200,000	202,140
4.38%, 11/01/26, Pre-Refunded 11/01/16	650,000	655,961
Kansas State Department of Transportation, RB,
4.30%, 9/01/21, Pre-Refunded 9/01/18	575,000	619,482
5.00%, 9/01/24, Pre-Refunded 9/01/18	1,360,000	1,484,848
Kansas Turnpike Authority, Transportation, RB, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,105,210
Overland Park Transportation Development District, RB, 5.90%, 4/01/32, Callable 4/01/20	925,000	1,014,281
Puerto Rico Highway & Transportation Authority, RB, AGC, 5.25%, 7/01/36	385,000	400,223
Puerto Rico Highway & Transportation Authority, RB, AGM, 5.50%, 7/01/22	630,000	664,492
State of Kansas Department of Transportation, 5.00%, 9/01/23	200,000	251,112
State of Kansas Department of Transportation, RB,
5.00%, 9/01/24	500,000	640,095
5.00%, 9/01/34, Callable 9/01/25	1,000,000	1,255,450
		13,070,539

Utilities — 19.8%
Chisholm Creek Utility Authority, Water, RB, AMBAC, 4.25%, 9/01/29, Callable 9/01/17	300,000	306,189
City of Lawrence KS Water & Sewage System Revenue, RB,
4.00%, 11/01/17	1,000,000	1,043,360
4.00%, 11/01/38, Callable 11/01/25	1,000,000	1,128,380
City of Lawrence, Water, RB, 4.30%, 11/01/22, Callable 11/01/18	235,000	252,874
City of Maize, Water, RB, 5.25%, 8/01/26, Pre-Refunded 8/01/16	1,000,000	1,000,000
City of Topeka KS Combined Utility Revenue, RB,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,903,680
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,383,781
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,374,892
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	712,504
City of Wichita KS Water & Sewer Utility Revenue, RB,
4.00%, 10/01/20	500,000	562,725
5.00%, 10/01/26	765,000	997,162
3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,118,332
City of Wichita, Utilities, RB,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,185,200
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,127,689
City of Wichita, Water, RB, 5.00%, 10/01/39, Pre-Refunded 10/01/19	1,000,000	1,134,530
City of Wichita, Water/Sewer, RB,
5.00%, 10/01/29, Pre-Refunded 10/01/19	750,000	850,897
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,101,740
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,100,470
City of Wichita, Water/Sewer, RB, AGM, 5.00%, 10/01/32, Pre-Refunded 10/01/17 @101	500,000	530,865

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 93.1% (continued)
Municipal Bonds — 93.1% (continued)

Utilities — 19.8% (continued)
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC, 5.00%, 10/01/16, Callable 8/29/16	500,000	503,580
Johnson County Water District No. 1, Water, RB,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,504,814
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,665,285
Kansas Development Finance Authority, Water, RB, 4.00%, 3/01/27, Callable 3/01/19	775,000	831,552
Kansas Power Pool, Power, RB, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,119,780
Kansas Power Pool, Utilities, RB,
5.00%, 12/01/19	600,000	677,508
5.00%, 12/01/23, Callable 12/01/22	200,000	242,102
5.00%, 12/01/28, Callable 12/01/25	700,000	871,129
Kansas Rural Water Finance Authority, Water, RB, 4.10%, 9/01/34, Callable 3/01/21	270,000	285,455
Marais Des Cygnes Public Utility Authority, Water, RB, AGC,
4.63%, 12/01/38, Callable 12/01/17	235,000	243,006
4.63%, 12/01/38, Pre-Refunded 12/01/17	340,000	358,394
4.63%, 12/01/38, Pre-Refunded 12/01/17	245,000	258,255
Puerto Rico Electric Power Authority, Power, RB, NATL-RE, 5.00%, 7/01/19	1,000,000	1,056,760
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	882,952
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB,
5.00%, 9/01/31, Callable 9/01/25	850,000	1,041,726
5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,284,445
5.00%, 9/01/33, Callable 9/01/25	100,000	121,366
Wyandotte County-Kansas City Unified Government, RB,
4.25%, 9/01/23, Callable 3/01/20	500,000	548,450
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,525,121
		39,836,950
Total Municipal Bonds (Cost $174,679,248)		187,353,873

	Shares
Short-Term Investments — 5.6%
Money Market Funds — 5.6%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.29% (b)	3,317,918	3,317,918
Fidelity Investments Money Market Tax-Exempt Fund, Class I, 0.32% (b)	3,000,000	3,000,000
Goldman Sachs Financial Square Tax-Free Money Market Fund, Institutional Shares, 0.25 (b)	5,000,000	5,000,000

		11,317,918

Total Short-Term Investments (Cost $11,317,918)		11,317,918

Total Investments (Cost $185,997,166(c)) — 98.7%		$198,671,791
Other assets in excess of liabilities — 1.3%		2,527,207

NET ASSETS — 100.0%		$201,198,998

*	All Callable and Pre-Refunded are @ 100 unless otherwise stated.
(a)	When-issued Security.
(b)	Rate listed is the 7-day effective yield at 7/31/16.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2016 (Unaudited)

BAM — Build America Mutual
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
RB — Revenue Bonds
UT — Unlimited Tax

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$187,353,873	$-	$187,353,873
Short-Term Investments	11,317,918	-	-	11,317,918
Total Investments	$11,317,918	$187,353,873	$-	$198,671,791

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Boyd Watterson Core Plus Fund	July 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.0%*
Asset-Backed Securities — 3.2%
Ally Auto Receivables Trust 2015-2, Series 2015-2, Class A3, 1.49%, 11/15/19, Callable 1/15/19	1,160,000	1,166,359
Cabela's Credit Card Master Note Trust 2016-1, 1.78%, 6/15/22	1,040,000	1,043,008
Santander Drive Auto Receivables Trust 2014-5, Series 2014-5, Class C, 2.46%, 6/15/20, Callable 8/15/18	775,000	781,135
Total Asset-Backed Securities (Cost $2,979,501)		2,990,502

Collateralized Mortgage Obligations — 3.3%
Commercial Mortgage Trust, Series 2015-CR27, Class A1, 1.58%, 10/10/48	993,749	1,001,483
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.99%, 6/25/34, Callable 8/25/16 †	30,466	30,770
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.99%, 4/25/24, Demand Date 08/25/2016 † (a)	26,360	26,969
Series 2002-44, Class FJ, 1.49%, 4/25/32, Demand Date 08/25/2016 † (a)	25,818	26,280
Series 2002-60, Class FV, 1.49%, 4/25/32, Demand Date 08/25/2016 † (a)	19,401	19,753
Series 2002-66, Class FG, 1.49%, 9/25/32, Demand Date 08/25/2016 † (a)	22,004	22,499
Series 2002-69, Class FA, 1.49%, 10/25/32, Demand Date 08/25/2016 † (a)	19,228	19,584
Series 2003-106, Class FA, 1.39%, 11/25/33, Demand Date 08/25/2016 † (a)	11,261	11,435
Series 2007-88, Class FW, 1.04%, 9/25/37, Demand Date 08/25/2016 † (a)	15,700	15,907
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 1/25/18	40,948	48,941
Freddie Mac REMICS, Series 1382, Class KA, 1.63%, 10/15/22, Callable 8/15/16, Demand Date 09/15/2016 † (a)	21,601	22,104
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.94%, 3/25/18, Callable 8/25/16, Demand Date 08/25/2016 † (a)	7,269	7,193
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.48%, 3/25/33, Callable 8/25/16 †	40,537	40,325
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class B, 4.31%, 8/15/45	850,000	938,979
Series 2013-C12, Class B, 3.86%, 3/15/48 †	775,000	837,943
Total Collateralized Mortgage Obligations (Cost $2,990,649)		3,070,165

Commercial Mortgage-Backed Securities — 1.8%
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class A1, 1.45%, 2/15/48	816,215	818,166
Series 2015-C27, Class B, 4.14%, 2/15/48	775,000	859,507
Total Commercial Mortgage-Backed Securities (Cost $1,611,710)		1,677,673
Corporate Bonds — 45.8%
Consumer Discretionary — 5.5%
Constellation Brands, Inc., 7.25%, 5/15/17	900,000	938,250
Dollar Tree, Inc., 5.75%, 3/01/23, Callable 3/01/18	825,000	895,125
Lennar Corp., 4.50%, 6/15/19, Callable 4/16/19	865,000	910,412
Newell Brands, Inc., 3.85%, 4/01/23, Callable 2/01/23	270,000	288,959
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/01/22, Callable 6/01/17	460,000	481,850
Spectrum Brands, Inc., 6.63%, 11/15/22, Callable 11/15/17	340,000	362,525
Under Armour, Inc., 3.25%, 6/15/26, Callable 3/15/26	260,000	265,233
Wolverine World Wide, Inc., 6.13%, 10/15/20, Callable 10/15/16	900,000	933,750
		5,076,104

Consumer Staples — 3.5%
Kraft Foods Group, Inc., 2.25%, 6/05/17	915,000	923,413
TreeHouse Foods, Inc., 4.88%, 3/15/22, Callable 3/15/17	925,000	960,612
Walgreens Boots Alliance, Inc., 3.10%, 6/01/23, Callable 4/01/23	640,000	662,077
WhiteWave Foods Co. (The), 5.38%, 10/01/22	635,000	727,869
		3,273,971

Energy — 2.6%
Duke Energy Carolinas LLC, 3.75%, 6/01/45, Callable 12/01/44	935,000	1,018,548
Plains All American Pipeline LP / PAA Finance Corp., 5.75%, 1/15/20	435,000	476,019

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Boyd Watterson Core Plus Fund	July 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.0%* (continued)
Corporate Bonds — 45.8% (continued)
Energy — 2.6% (continued)
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	900,000	915,750
		2,410,317

Financials — 22.0%
American Express Co., 1.24%, 5/22/18 †	700,000	699,546
American International Group, Inc., 5.60%, 10/18/16	720,000	727,139
Bank of America Corp., 5.65%, 5/01/18	1,125,000	1,203,072
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25	530,000	564,794
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	365,000	419,110
Capital One Financial Corp., 4.75%, 7/15/21	690,000	770,979
CIT Group, Inc., 5.00%, 5/15/17	925,000	946,025
Citigroup, Inc., 3.40%, 5/01/26	1,225,000	1,264,983
DDR Corp., 7.88%, 9/01/20	785,000	950,955
General Electric Capital Corp., 6.75%, 3/15/32	635,000	902,524
General Motors Financial Co., Inc., 4.75%, 8/15/17	900,000	929,413
Goldman Sachs Group, Inc. (The), 1.73%, 11/15/18 †	1,000,000	1,007,437
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	765,000	774,879
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21	720,000	729,717
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21, Callable 10/15/16	890,000	922,765
Huntington Bancshares, Inc., 2.60%, 8/02/18, Callable 7/02/18	875,000	891,650
Lazard Group LLC, 6.85%, 6/15/17	149,000	155,658
Morgan Stanley, 4.75%, 3/22/17	1,000,000	1,022,919
PNC Funding Corp., 5.63%, 2/01/17	830,000	848,048
Principal Financial Group, Inc., 8.88%, 5/15/19	725,000	856,411
Prudential Financial, Inc., 5.38%, 6/21/20	735,000	830,188
Raymond James Financial, Inc., 3.63%, 9/15/26	255,000	259,543
Regions Financial Corp., 3.20%, 2/08/21, Callable 1/08/21	525,000	542,973
SunTrust Banks, Inc., 2.90%, 3/03/21, Callable 2/03/21	875,000	914,134
Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19	510,000	521,526
Synovus Financial Corp., 7.88%, 2/15/19	725,000	811,094
		20,467,482

Health Care — 2.1%
CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45	825,000	1,053,627
HCA, Inc., 6.50%, 2/15/20	825,000	910,594
		1,964,221

Industrials — 1.6%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21, Callable 10/01/16	750,000	787,500
Burlington Northern Santa Fe LLC, 4.15%, 4/01/45, Callable 10/01/44	650,000	740,289
		1,527,789

Information Technology — 0.6%
Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44	575,000	596,710

Materials — 2.3%
Ball Corp., 5.00%, 3/15/22	775,000	833,125
Dow Chemical Co. (The), 8.55%, 5/15/19	640,000	762,609
WestRock RKT Co., 4.45%, 3/01/19	550,000	581,771
		2,177,505

Telecommunication Services — 2.5%
Frontier Communications Corp., 8.13%, 10/01/18	825,000	910,594
Time Warner Cable, Inc., 6.75%, 7/01/18	600,000	658,140

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Boyd Watterson Core Plus Fund	July 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.0%* (continued)
Corporate Bonds — 45.8% (continued)
Telecommunication Services — 2.5% (continued)
Verizon Communications, Inc., 4.40%, 11/01/34, Callable 5/01/34	675,000	717,353
		2,286,087

Utilities — 3.1%
Dominion Resources, Inc., 1.90%, 6/15/18	1,000,000	1,007,549
Enterprise Products Operating LLC, 5.20%, 9/01/20	570,000	644,376
Exelon Generation Co. LLC, 6.20%, 10/01/17	900,000	947,540
Southern Co. (The), 2.95%, 7/01/23, Callable 5/01/23	260,000	270,302
		2,869,767
Total Corporate Bonds (Cost $41,435,447)		42,649,953

Fannie Mae Interest Strip,
Series 386, Class 2, 5.00%, 11/25/37 †	82,129	14,015
Series 386, Class 1, 5.00%, 11/25/37	112,478	18,289
Total Mortgage Derivatives - IO STRIPS (Cost $45,454)		32,304
U.S. Government Agency Pass-Through Securities — 27.8%
Federal Home Loan Mortgage Corporation — 16.7%
6.00%, Pool #J01657, 4/01/21	23,671	25,150
4.50%, Pool #E02698, 6/01/25	295,771	317,394
3.00%, Pool #J19194, 5/01/27	1,230,290	1,300,016
2.66%, Pool #846367, 4/01/29, Demand Date 01/01/2017 † (a)	4,327	4,553
6.50%, Pool #C00742, 4/01/29	117,205	136,544
7.50%, Pool #G01548, 7/01/32	42,575	54,034
6.00%, Pool #G04457, 5/01/38	96,558	112,851
5.00%, Pool #A89640, 11/01/39	500,894	559,611
5.50%, Pool #G05903, 3/01/40	308,044	349,538
3.50%, Pool #Q11547, 9/01/42	1,725,480	1,827,840
3.50%, Pool #G08554, 10/01/43	2,146,826	2,273,806
4.00%, Pool #C09069, 11/01/44	1,264,091	1,353,621
4.00%, Pool #V81429, 11/01/44	759,690	814,500
4.00%, Pool #Q29916, 11/01/44	2,674,280	2,865,973
4.00%, Pool #G08618, 12/01/44	913,045	977,733
4.00%, Pool #G08677, 11/01/45	2,371,454	2,539,808
		15,512,972

Federal National Mortgage Association — 10.9%
3.00%, Pool #AJ9355, 1/01/27	862,816	907,088
4.50%, Pool #MA0776, 6/01/31	300,341	329,459
2.49%, Pool #708318, 6/01/33, Demand Date 11/01/2016 † (a)	6,539	6,704
2.58%, Pool #759385, 1/01/34, Demand Date 01/01/2017 † (a)	40,905	43,432
2.42%, Pool #776486, 3/01/34, Demand Date 11/01/2016 † (a)	48,798	50,764
3.06%, Pool #791523, 7/01/34, Demand Date 12/01/2016 † (a)	20,086	21,160
2.39%, Pool #810896, 1/01/35, Demand Date 11/01/2016 † (a)	256,172	267,196
5.00%, Pool #735580, 6/01/35	252,169	280,418
5.50%, Pool #AD0110, 4/01/36	179,481	206,531
7.00%, Pool #979909, 5/01/38	32,568	37,905
6.00%, Pool #AD4941, 6/01/40	197,992	226,462
3.00%, Pool #AU1629, 7/01/43	2,330,668	2,433,175
4.50%, Pool #AL7767, 6/01/44	1,917,015	2,097,730
3.50%, Pool #AY6497, 3/01/45	1,426,108	1,506,761
4.00%, Pool #AS6121, 11/01/45	1,639,502	1,759,104
		10,173,889

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Boyd Watterson Core Plus Fund	July 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.0%* (continued)
U.S. Government Agency Pass-Through Securities — 27.8% (continued)
Government National Mortgage Association — 0.2%
6.50%, Pool #455165, 7/15/28	154,327	177,546
6.25%, Pool #724720, 4/20/40	12,223	13,859
		191,405
Total U.S. Government Agency Pass-Through Securities (Cost $25,251,503)		25,878,266

U.S. Treasury Obligations — 16.0%
U.S. Treasury Bonds — 12.2%
3.88%, 8/15/40	2,900,000	3,911,827
3.00%, 5/15/42	3,115,000	3,673,510
3.63%, 2/15/44	2,850,000	3,747,861
		11,333,198
U.S. Treasury Notes — 3.8%
0.63%, 5/31/17	600,000	600,340
1.75%, 5/15/23	1,000,000	1,031,504
2.00%, 2/15/25	1,800,000	1,885,957
		3,517,801
Total U.S. Treasury Obligations (Cost $13,354,387)		14,850,999

Total Long Term Investments (Cost $87,668,651)		91,149,862

	Shares
Short-Term Investment — 1.4%
Money Market Fund — 1.4%
Federated Government Obligations Fund, Institutional Shares, 0.22% (b)	1,348,129	1,348,129
Total Short-Term Investment (Cost $1,348,129)	1,348,129

Total Investments (Cost $89,016,780(c)) — 99.4%		$92,497,991
Other assets in excess of liabilities — 0.6%		598,524

NET ASSETS — 100.0%		$93,096,515

*	All Callable are @ 100 unless stated otherwise.
†	Variable or floating rate security. The rate reflected on the Schedule of Investments is the rate in effect at 7/31/16.
(a)
The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.

(b)	Rate listed is the 7-day effective yield at 7/31/16.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO STRIPS — Interest Only Separately Traded Registered Interest and Principal of Securities
LLC — Limited Liability Company
LP — Limited Partnership
REMIC — Real Estate Mortgage Investment Conduit

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Boyd Watterson Core Plus Fund	July 31, 2016 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$2,990,502	$-	$2,990,502
Collateralized Mortgage Obligations	-	3,070,165	-	3,070,165
Commercial Mortgage-Backed Securities	-	1,677,673	-	1,677,673
Corporate Bonds	-	42,649,953	-	42,649,953
Mortgage Derivatives - IO STRIPS	-	32,304	-	32,304
U.S. Government Agency Pass-Through Securities	-	25,878,266	-	25,878,266
U.S. Treasury Obligations	-	14,850,999	-	14,850,999
Short-Term Investment	1,348,129	-	-	1,348,129
Total Investments	$1,348,129	$91,149,862	$-	$92,497,991

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence U.S. Inflation-Protected Fund (formerly U.S. Inflation-Indexed Fund)	July 31, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 98.1%
U.S. Treasury Inflation-Indexed Bonds — 29.8%
2.38%, 1/15/25	2,000,682	2,395,621
2.00%, 1/15/26	8,472	10,007
2.38%, 1/15/27	16,207,434	19,995,597
1.75%, 1/15/28	713,173	840,834
3.63%, 4/15/28	2,613,829	3,641,322
2.50%, 1/15/29	11,743,939	15,013,968
3.88%, 4/15/29	4,500,373	6,534,681
2.13%, 2/15/41	1,162,682	1,579,447
0.75%, 2/15/42	12,033,613	12,521,925
1.38%, 2/15/44	8,204,054	9,836,529
0.75%, 2/15/45	2,221,691	2,323,040
1.00%, 2/15/46	3,578,573	4,017,531
		78,710,502

U.S. Treasury Inflation-Indexed Notes — 57.1%
0.13%, 4/15/18	2,545,869	2,568,295
0.13%, 4/15/19	14,833,342	15,063,763
1.13%, 1/15/21	3,898,149	4,153,154
0.13%, 1/15/22	7,110,576	7,238,204
0.13%, 7/15/22	11,190,157	11,431,372
0.38%, 7/15/23	32,637,215	33,789,929
0.63%, 1/15/24	11,004,927	11,556,318
0.13%, 7/15/24	34,971,703	35,489,669
0.25%, 1/15/25	9,025,935	9,217,799
0.38%, 7/15/25	13,988,287	14,492,173
0.63%, 1/15/26	5,529,678	5,846,948
		150,847,624

U.S. Treasury Note — 11.2%
0.13%, 4/15/20	28,976,590	29,508,021

Total U.S. Treasury Inflation-Indexed Securities (Cost $249,949,829)		259,066,147

	Shares
Short-Term Investments — 1.7%
Money Market Fund — 1.7%
Federated Treasury Obligations Fund, Institutional Shares, 0.20% (a)	4,516,858	4,516,858

Total Short-Term Investments (Cost $4,516,858)		4,516,858

Total Investments (Cost $254,466,687(b)) — 99.8%		$263,583,005
Other assets in excess of liabilities — 0.2%		571,297

NET ASSETS — 100.0%		$264,154,302

(a)	Rate listed is the 7-day effective yield at 7/31/16.
(b)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence U.S. Inflation-Protected Fund (formerly U.S. Inflation-Indexed Fund)	July 31, 2016 (Unaudited)

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts ─(0.2)%

Futures Contracts Purchased— 0.1%
66	September 2016, 2-Year Treasury Note, expiration 9/30/16	14,454,000	78,649
157	September 2016, 5-Year Treasury Note, expiration 9/30/16	19,156,449	250,325
32	September 2016, 10-Year Treasury Note, expiration 9/21/16	4,257,501	18,985
1	September 2016, Ultra Long U.S. Treasury Bond, expiration 9/21/16	190,531	1,936
			349,895

Futures Contracts Sold— (0.3)%
(138)	September 2016, 10-Year Treasury Note, expiration 9/21/16	(20,176,028)	(757,342)
(15)	September 2016, Long U.S. Treasury Bond, expiration 9/21/16	(2,616,563)	(53,369)
			(810,711)
			(460,816)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$259,066,147	$—	$259,066,147
Short-Term Investment	4,516,858	—	—	4,516,858
Total Investments	$4,516,858	$259,066,147	$—	$263,583,005

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$349,895	$—	$—	$349,895
Futures Contracts Sold	(810,711)	—	—	(810,711)
Total Other Financial Instruments	$(460,816)	$—	$—	$(460,816)

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Investments

American Independence Funds Trust
Notes to Schedules of Investments
July 31, 2016 (Unaudited)

1. Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of July 31, 2016, the Trust offered eight (8) series, or mutual funds, each with its own investment objectives and strategies. This report contains the Schedules of Investments of the funds listed below (individually, a “Fund”; collectively, the “Funds”):

American Independence Navellier Large Cap Growth Fund (formerly Large Cap Growth Fund)
American Independence Hillcrest Small Cap Value Fund (commenced operations December 31, 2015)
American Independence Navellier Defensive Alpha Fund (formerly Rx Dynamic Stock Fund)
American Independence JAForlines Global Tactical Allocation Fund (formerly JAForlines Risk-Managed Allocation Fund)
American Independence Navellier International Fund (formerly International Alpha Strategies Fund)
American Independence Kansas Tax-Exempt Bond Fund
American Independence Boyd Watterson Core Plus Fund
American Independence U.S. Inflation-Protected Fund (formerly U.S. Inflation-Indexed Fund)

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The American Independence U.S. Inflation-Protected Fund offers four classes of shares: Class A, Class C, Institutional Class, and Premier Class. The American Independence Navellier Large Cap Growth Fund, American Independence Hillcrest Small Cap Value Fund, American Independence Navellier Defensive Alpha Fund, American Independence JAForlines Global Tactical Allocation Fund, and American Independence Kansas Tax-Exempt Bond Fund offer three classes of shares: Class A, Class C, and Institutional Class. The American Independence Navellier International Fund and the American Independence Boyd Watterson Core Plus Fund offer two classes of shares: Class A and Institutional Class shares only. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. All of the Funds are diversified under the 1940 Act except for American Independence Kansas Tax-Exempt Bond Fund, American Independence Navellier Large Cap Growth Fund, and American Independence Navellier Defensive Alpha Fund.

2. Significant Accounting Policies:

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by RiskX Investments, LLC (“RiskX Investments” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of July 31, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration or type of investment.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Financial Futures Contracts

During the reporting period, the American Indepedence U.S. Inflation-Protected Fund entered into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Fund to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of the Fund’s open futures contracts as of July 31, 2016 are contained at the end of that Fund’s Schedule of Investments. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The American Indepedence Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At July 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
American Independence Navellier Large Cap Growth Fund	$8,548,853	$1,363,720	$(37,663)	$1,326,057
American Independence Hillcrest Small Cap Value Fund	3,579,480	238,325	(66,032)	172,293
American Independence Navellier Defensive Alpha Fund	13,308,414	1,556,901	(186,994)	1,369,907
American Independence JAForlines Global Tactical Allocation Fund	88,335,192	6,357,940	(129,322)	6,228,618
American Independence Navellier International Fund	45,890,757	7,848,372	(3,717,002)	4,131,370
American Independence Kansas Tax-Exempt Bond Fund	185,997,166	12,764,467	(89,842)	12,674,625
American Independence Boyd Watterson Core Plus Fund	89,048,308	3,481,415	(31,732)	3,449,683
American Independence U.S. Inflation- Protected Fund	254,947,289	9,133,009	(497,293)	8,635,716

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5. Subsequent Events:

At the Board of Trustees Meeting of the American Independence Funds Trust held on June 23, 2016, (the “Meeting”) the Board of Trustees (the “Board”) approved a new investment sub-advisory agreement between RiskX Investments, LLC (“RiskX Investments”) and Carret Asset Management (“Carret”) for the AI Boyd Watterson Core Plus Fund (“Core Plus Fund”) and the calling of a special meeting of shareholders seeking approval of the proposed investment sub-advisory agreement between RiskX Investments and Carret and that upon such approval, the name of the Fund be changed from the AI Boyd Watterson Core Plus Fund to the American Independence Carret Core Plus Fund.

Also at the meeting, the Board approved a new investment sub-advisory agreement between RiskX Investments and Carret for the AI Kansas Tax-Exempt Bond Fund (“Kansas Fund”) and the calling of a special meeting of shareholders seeking approval of the proposed investment sub-advisory agreement between RiskX Investments and Carret for the Kansas Fund.

At the same meeting, the Board approved the addition of Manifold Partners (“Manifold”) as a sub-advisor to manage a portion of the assets of the AI Navellier International Fund (“International Fund”).  The Board approved the calling of a special meeting of shareholders seeking approval of the proposed investment sub-advisory agreement between RiskX Investments and Manifold and that upon such approval, the name of the Fund be changed from the AI Navellier International Fund to the American Independence International Multi-Manager Fund.

A special meeting of the shareholders of Core Plus Fund, Kansas Fund and International Fund was held on August 26, 2016 to approve the following proposals:

Proposal 1 is to approve a new investment sub-advisory agreement between RiskX Investments and Carret Asset Management, LLC on behalf of the Kansas Fund.

Proposal 2 is to approve a new investment sub-advisory agreement between RiskX Investments and Carret Asset Management, LLC on behalf of the Core Plus Fund.

Proposal 3a is to approve an amended investment sub-advisory agreement between RiskX Investments and Navellier & Associates, Inc. on behalf of the International Fund,

Proposal 3b is to approve a new investment sub-advisory agreement between RiskX Investments and Manifold Partners LLC on behalf of the International Fund.

Shareholders approved all these proposals at a meeting held on August 26, 2016 and accordingly the new name of the Funds became effective that day.

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of Schedule of Investments and Notes to Schedules of Investments were issued.  There were no additional subsequent events to report that would have a material impact of the Funds’ Schedule of Investments and Notes to Schedule of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President and Chief Executive Officer

Date: September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President and Chief Executive Officer

Date: September 27, 2016

By (Signature and Title)

/s/ Terry Gallagher
Terry Gallagher
Treasurer and Principal Financial and Accounting Officer

Date: September 29, 2016